Vanguard Russell 3000 Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.32%	13.37%	11.99%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.25%	10.96%	10.24%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.69%	13.76%	12.42%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.62%	13.77%	12.42%